Segment Information	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that it only has one operating segment.

Revenue by products

The Company’s revenue derived from different products are as below:

	For the years ended March 31,
	2024	2023	2022
Cable and wire harness	$13,626,836	$22,212,627	$24,485,584
Connectors	1,121,715	1,846,929	2,684,351
Total	$14,748,551	$24,059,556	$27,169,935

Geographic information

The majority of the Company’s revenue for the fiscal years ended March 31, 2024, 2023 and 2022 was generated from product sales to different geographic areas including Europe, Asia and Americas. The following table sets forth the disaggregation of revenue by geographic area:

	For the years ended March 31,
	2024	2023	2022
Europe	$8,523,788	$15,044,438	$16,445,326
Asia	4,843,082	7,438,292	8,731,080
Americas	1,381,681	1,576,826	1,993,529
Total	$14,748,551	$24,059,556	$27,169,935